Equity and Stock-Based Compensation (Stock options) - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 20, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentages of maximum number of stock options outstanding		10.00%
Stock-based compensation cost		$ 183,410	$ 0	$ 94,801
Stock options granted		10,100,000
Stock options exercisable price per share		$ 0.06
Weighted average fair value of option grants		$ 0.018
Income tax benefit on stock based compensation		$ 0	$ 0	$ 0
Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	10,100,000
Stock options exercisable price per share	$ 0.057
Directors and Officers [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options expiration term	5 years